Dividends - Dividend for hybrid bond (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividend for hybrid bond [Abstract]
Amount of hybrid bond	₩ 4,614,550	₩ 4,014,550	₩ 4,212,700
Minimum Interest rate	2.88%	2.88%	2.88%
Maximum Interest rate	5.40%	5.40%	5.88%
Dividends	₩ 176,945	₩ 189,672	₩ 156,277